Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Mar. 10, 2014	Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Registrant Name	SUN BANCORP INC /NJ/
Entity Central Index Key	0001017793
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		86,752,960
Entity Public Float			$ 169.2